Earnings per share - Basic (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Earnings per share
Net profit attributable to shareholders	$ 3,280	$ 2,015	$ 3,443
Adjustment for RSP dividends	(2)	(1)	(1)
Adjusted net profit attributable to shareholders	$ 3,278	$ 2,014	$ 3,442
Weighted average number of ordinary shares (millions)
Weighted average number of ordinary shares on issue	3,626	3,669	3,644
Treasury shares (including RSP share rights)	(4)	(3)	(3)
Adjusted weighted average number of ordinary shares	3,622	3,666	3,641
Earnings per ordinary share (cents)	$ 0.905	$ 0.549	$ 0.945